Annual Fund Operating Expenses	Dec. 08, 2025
Sterling Capital National Municipal Bond ETF | Sterling Capital National Municipal Bond ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.35%
Sterling Capital Multi-Strategy Income ETF | Sterling Capital Multi-Strategy Income ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%	[3]
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.55%
Sterling Capital Hedged Equity Premium Income ETF | Sterling Capital Hedged Equity Premium Income ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%	[5]
Other Expenses (as a percentage of Assets):	0.00%	[6]
Expenses (as a percentage of Assets)	0.65%
Sterling Capital Ultra Short Bond ETF | Sterling Capital Ultra Short Bond ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[7]
Distribution and Service (12b-1) Fees	0.00%	[8]
Other Expenses (as a percentage of Assets):	0.00%	[9]
Expenses (as a percentage of Assets)	0.30%
Sterling Capital Short Duration Bond ETF | Sterling Capital Short Duration Bond ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%	[10]
Distribution and Service (12b-1) Fees	0.00%	[11]
Other Expenses (as a percentage of Assets):	0.00%	[12]
Expenses (as a percentage of Assets)	0.33%

[1]	The Fund has adopted a Rule 12b-1 Distribution Plan, and the Board of Trustees (the “Board”) has authorized a 12b-1 fee not to exceed 0.25% of the average daily net assets of Fund shares. No Distribution and Service (12b-1) fee is currently paid by the Fund or will be made during the first twelve (12) month period from the date of this prospectus. Thereafter, 12b-1 fees may only be imposed after approval by the Fund’s Board.
[2]	Amounts have been estimated for the current fiscal year.
[3]	The Fund has adopted a Rule 12b-1 Distribution Plan, and the Board of Trustees (the “Board”) has authorized a 12b-1 fee not to exceed 0.25% of the average daily net assets of Fund shares. No Distribution and Service (12b-1) fee is currently paid by the Fund or will be made during the first twelve (12) month period from the date of this prospectus. Thereafter, 12b-1 fees may only be imposed after approval by the Fund’s Board.
[4]	Amounts have been estimated for the current fiscal year.
[5]	The Fund has adopted a Rule 12b-1 Distribution Plan, and the Board of Trustees (the “Board”) has authorized a 12b-1 fee not to exceed 0.25% of the average daily net assets of Fund shares. No Distribution and Service (12b-1) fee is currently paid by the Fund or will be made during the first twelve (12) month period from the date of this prospectus. Thereafter, 12b-1 fees may only be imposed after approval by the Fund’s Board.
[6]	Amounts have been estimated for the current fiscal year.
[7]	Includes a management fee of 0.20% as part of the Fund’s unitary fee arrangement.
[8]	The Fund has adopted a Rule 12b-1 Distribution Plan, and the Board of Trustees (the “Board”) has authorized a 12b-1 fee not to exceed 0.25% of the average daily net assets of Fund shares. No Distribution and Service (12b-1) fee is currently paid by the Fund or will be made during the first twelve (12) month period from the date of this prospectus. Thereafter, 12b-1 fees may only be imposed after approval by the Fund’s Board.
[9]	Amounts have been estimated for the current fiscal year.
[10]	Includes a management fee of 0.20% as part of the Fund’s unitary fee arrangement.
[11]	The Fund has adopted a Rule 12b-1 Distribution Plan, and the Board of Trustees (the “Board”) has authorized a 12b-1 fee not to exceed 0.25% of the average daily net assets of Fund shares. No Distribution and Service (12b-1) fee is currently paid by the Fund or will be made during the first twelve (12) month period from the date of this prospectus. Thereafter, 12b-1 fees may only be imposed after approval by the Fund’s Board.
[12]	Amounts have been estimated for the current fiscal year.